Valuation And Qualifying Accounts	12 Months Ended
Jun. 30, 2011
Valuation And Qualifying Accounts
Valuation And Qualifying Accounts

CARDINAL HEALTH, INC. AND SUBSIDIARIES

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS (3)

Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts (1)	Deductions (2)	Balance at End of Period
	(In millions)
Fiscal Year 2011:
Accounts receivable	$123.5	$23.4	$4.6	$(17.0)	$134.5
Finance notes receivable	16.2	3.6	0.0	(4.9)	14.9
Net investment in sales-type leases	0.4	0.2	0.0	0.0	0.6

	$140.1	$27.2	$4.6	$(21.9)	$150.0

Fiscal Year 2010:
Accounts receivable	$103.3	$24.3	$4.1	$(8.2)	$123.5
Finance notes receivable	13.7	2.7	0.1	(0.3)	16.2
Net investment in sales-type leases	0.6	(0.2)	0.0	0.0	0.4

	$117.6	$26.8	$4.2	$(8.5)	$140.1

Fiscal Year 2009:
Accounts receivable	$101.8	$46.7	$0.2	$(45.4)	$103.3
Finance notes receivable	11.5	4.6	0.4	(2.8)	13.7
Net investment in sales-type leases	0.6	0.1	0.0	(0.1)	0.6

	$113.9	$51.4	$0.6	$(48.3)	$117.6

(1)	During fiscal 2011, 2010 and 2009 recoveries of amounts provided for or written off in prior years were $0.3 million, $4.2 million and $0.5 million, respectively.
(2)	Write-off of uncollectible accounts.
(3)	Amounts included herein pertain to the continuing operations of the Company.